Loan Receivable From Apollo Technology Capital Corp., Impairment, Reversal, and Set-Off	6 Months Ended
Jun. 30, 2025
Loan Receivable From Apollo Technology Capital Corp., Impairment, Reversal, and Set-Off [Abstract]
Loan Receivable From Apollo Technology Capital Corp., Impairment, Reversal, and Set-Off

Note 5 – Loan Receivable From Apollo Technology Capital Corp., Impairment, Reversal, and Set-Off

Initial Impairment (December 2024)

During the year ended December 31, 2024, the Company fully impaired its loan receivable from Apollo Technology Capital Corp. (“Apollo”), formerly Nobul AI Corp., because Apollo exhibited severe financial distress, recurring losses, and negative working capital. Based on conditions existing as of December 31, 2024 and in accordance with ASC 310 (Receivables), management recorded a full impairment, reducing the carrying value of the loan to zero.

Reversal of Impairment (June 2025)

During the six months ended June 30, 2025, new information regarding Apollo’s financial condition became available, including management’s valuation analysis dated September 2025, which estimated Apollo’s equity value at approximately USD 87 million as of June 30, 2025. This represented a significant improvement compared to year-end 2024 conditions.

Management determined that the original impairment indicators no longer existed and the previously impaired receivable should be re-recognized in accordance with ASC 310-10-35-23 (subsequent increase in expected future cash flows). Accordingly, the Company reinstated the recoverable portion of the loan.

Right of Set-Off and Net Presentation

The Company and Apollo also completed a reconciliation of reciprocal balances. Management determined that:

1.	The Company has a legally enforceable right of set-off under applicable law and contractual agreements.

2.	The Company intends to settle the balances on a net basis.

Accordingly, the reciprocal positions were offset under ASC 210-20 (Balance Sheet Offsetting). The net balance of USD 4.278 million is reflected under “Investments” within non-current assets on the condensed consolidated balance sheet.

No impairment charge or credit loss is recorded in the current interim period.

Nature of the Loan and Expected Settlement

No new advances were made during the interim period. The reinstated receivable and set-off relate solely to the reversal of the prior impairment and the updated net position between the parties.